SEGMENT INFORMATION - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 489,679	$ 472,672	$ 425,772
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	161,460	158,135	152,437
Singapore
Disclosure Of Geographical Areas [Line Items]
Revenue	147,612	154,379	135,227
Australia
Disclosure Of Geographical Areas [Line Items]
Revenue	62,715	67,106	62,139
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	90,591	76,146	62,239
India
Disclosure Of Geographical Areas [Line Items]
Revenue	1,116	923	973
Southeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	26,179	15,983	12,741
Northeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 6	$ 0	$ 16